UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Education Fund Fidelity® Education Fund

This semi-annual shareholder report contains information about Fidelity® Education Fund for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Education Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$662,492,390
Number of Holdings	323
Portfolio Turnover	37%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 49.5
AAA - 13.4
AA - 1.5
A - 20.9
BBB - 12.8
Not Rated - 0.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 47.8
Corporate Bonds - 35.1
Asset-Backed Securities - 11.6
CMOs and Other Mortgage Related Securities - 2.6
U.S. Government Agency - Mortgage Securities - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.8
United Kingdom - 3.4
Germany - 2.0
Canada - 1.4
Japan - 1.0
Switzerland - 0.6
Netherlands - 0.6
Ireland - 0.5
France - 0.4
Norway - 0.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	47.8
JPMorgan Chase & Co	2.3
Bank of America Corp	1.7
Wells Fargo & Co	1.4
Morgan Stanley	1.4
Fannie Mae Mortgage pass-thru certificates	1.2
American Express Credit Account Master Trust	1.2
Citigroup Inc	1.0
Athene Global Funding	1.0
Chase Issuance Trust	1.0
60.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915470.100    6361-TSRS-0425

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Education Fund
(formerly Fidelity® Education Income Fund)

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Education Fund
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 11.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 11.6%
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	321,000	323,277
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028	1,003,000	1,009,540
American Express Credit Account Master Trust Series 2023-3 Class A, 5.23% 9/15/2028	4,516,000	4,582,222
American Express Credit Account Master Trust Series 2024-1 Class A, 5.23% 4/15/2029	1,700,000	1,732,493
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/2028	729,000	733,149
Bank of America Credit Card Master Trust Series 2023-A2 Class A2, 4.98% 11/15/2028	3,529,000	3,569,279
BMW Vehicle Owner Trust Series 2023-A Class A3, 5.47% 2/25/2028	272,000	273,964
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	126,000	127,603
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A3, 5.82% 6/15/2028	1,612,000	1,638,462
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	1,280,000	1,287,827
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	321,000	326,780
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	757,000	762,783
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	232,000	235,694
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	300,000	303,375
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (b)	1,277,000	1,295,922
Chase Issuance Trust Series 2023-A1 Class A, 5.16% 9/15/2028	2,354,000	2,385,438
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	2,135,000	2,190,052
Chase Issuance Trust Series 2024-A1 Class A, 4.6% 1/16/2029 (c)	1,892,000	1,903,579
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/2027	789,000	793,806
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	764,000	768,942
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	374,000	378,104
Citizens Auto Receivables Trust Series 2024-2 Class A4, 5.26% 4/15/2031 (b)	2,500,000	2,548,504
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	1,091,000	1,104,912
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	578,000	581,182
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	827,000	836,457
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	507,000	513,281
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	146,000	148,266
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	105,000	107,093
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	635,000	639,769
Ford Credit Auto Lease Trust Series 2023-B Class A3, 5.91% 10/15/2026	1,457,706	1,463,923
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	1,127,000	1,135,669
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	710,000	714,560
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	1,637,000	1,665,742
GM Financial Automobile Leasing Trust Series 2023-2 Class A3, 5.05% 7/20/2026	818,727	820,418
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	416,618	416,371
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	312,000	314,773
Gm Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3, 5.78% 8/16/2028	1,324,000	1,345,280
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	147,000	147,522
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	1,660,000	1,678,267
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	2,000,000	2,026,191
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	395,000	398,079
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/2029 (b)	1,943,000	1,962,802
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	581,000	587,530
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028	314,000	316,758
Hyundai Auto Receivables Trust Series 2023-C Class A3, 5.54% 10/16/2028	994,000	1,008,142
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	334,000	337,157
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	370,000	375,051
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3, 5.95% 11/15/2028	759,000	772,485
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	901,000	913,848
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	589,000	595,116
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	721,000	727,021
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	331,000	335,158
Sfs Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	585,000	588,417
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	189,000	191,770
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	808,000	816,223
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (b)	740,000	745,208
Toyota Auto Loan Extended Note Trust Series 2022-1A Class A, 3.82% 4/25/2035 (b)	2,500,000	2,472,741
Toyota Auto Receivables Owner Trust Series 2023-D Class A3, 5.54% 8/15/2028	985,000	1,000,459
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/2028 (b)	727,000	732,914
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	1,806,000	1,824,564
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	1,700,000	1,713,195
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	4,151,000	4,219,132
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	823,000	827,825
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	1,720,000	1,731,638
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	136,000	135,719
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/2029	1,723,000	1,745,386
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	1,089,000	1,106,328
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	1,962,000	1,974,546
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	181,000	182,311
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	863,000	874,939
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	753,000	762,180
TOTAL UNITED STATES		76,805,113
TOTAL ASSET-BACKED SECURITIES (Cost $75,883,794)		76,805,113

Collateralized Mortgage Obligations - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	355,837	333,955
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class HP, 4.5% 12/25/2042	2,096,844	2,091,282
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	1,377,603	1,380,728
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	280,501	277,732
TOTAL UNITED STATES		4,083,697
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,033,553)		4,083,697

Commercial Mortgage Securities - 2.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.0%
BANK Series 2017-BNK9 Class ASB, 3.47% 11/15/2054	1,884,833	1,853,537
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1156% 10/15/2036 (b)(c)(d)	100,000	99,484
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3248% 2/15/2039 (b)(c)(d)	61,424	61,309
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6047% 12/15/2039 (b)(c)(d)	185,000	184,942
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.2765% 11/15/2038 (b)(c)(d)	85,730	85,569
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.0624% 10/15/2026 (b)(c)(d)	80,803	80,399
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	329,212	323,249
DBGS Mortgage Trust Series 2018-C1 Class ASB, 4.302% 10/15/2051	2,519,526	2,506,222
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1275% 11/15/2038 (b)(c)(d)	769,105	766,461
GS Mortgage Securities Trust Series 2015-GC32 Class AAB, 3.513% 7/10/2048	13,503	13,488
GS Mortgage Securities Trust Series 2016-GS2 Class AAB, 2.922% 5/10/2049	185,267	183,931
GS Mortgage Securities Trust Series 2017-GS7 Class AAB, 3.203% 8/10/2050	1,259,539	1,241,337
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class ASB, 3.9381% 3/10/2052	763,291	754,479
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6071% 5/15/2039 (b)(c)(d)	445,000	436,100
Morgan Stanley Capital I Trust Series 2020-L4 Class ASB, 2.624% 2/15/2053	1,595,408	1,522,976
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1571% 11/15/2038 (b)(c)(d)	179,316	178,980
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5548% 12/15/2039 (b)(c)(d)	575,000	575,181
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	848,983	834,274
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	1,574,956	1,506,349
TOTAL UNITED STATES		13,208,267
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,904,019)		13,208,267

Non-Convertible Corporate Bonds - 35.1%
	Principal Amount (a)	Value ($)
CANADA - 1.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027	19,000	18,447
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Canadian Natural Resources Ltd 2.05% 7/15/2025	315,000	311,871
Canadian Natural Resources Ltd 5% 12/15/2029 (b)	538,000	537,971
Enbridge Inc 5.25% 4/5/2027	848,000	859,041
Enbridge Inc 5.3% 4/5/2029	708,000	720,228
Enbridge Inc 5.9% 11/15/2026	720,000	735,038
		3,164,149
Financials - 0.7%
Banks - 0.7%
Canadian Imperial Bank of Commerce 3.45% 4/7/2027	1,150,000	1,127,499
Canadian Imperial Bank of Commerce 3.945% 8/4/2025	495,000	493,693
National Bank of Canada 4.5% 10/10/2029	1,225,000	1,209,408
Toronto Dominion Bank 2.8% 3/10/2027	64,000	61,916
Toronto Dominion Bank 4.783% 12/17/2029	1,526,000	1,528,648
		4,421,164
Industrials - 0.2%
Ground Transportation - 0.2%
Canadian Pacific Railway Co 1.75% 12/2/2026	1,517,000	1,447,480
TOTAL CANADA		9,051,240
FRANCE - 0.4%
Financials - 0.4%
Banks - 0.4%
Banque Federative du Credit Mutuel SA 4.524% 7/13/2025 (b)	449,000	448,801
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	750,000	729,028
Societe Generale SA 2.797% 1/19/2028 (b)(c)	950,000	913,118
Societe Generale SA 5.5% 4/13/2029 (b)(c)	463,000	468,644

TOTAL FRANCE		2,559,591
GERMANY - 2.0%
Consumer Discretionary - 1.2%
Automobiles - 1.2%
Mercedes-Benz Finance North America LLC 1.45% 3/2/2026 (b)	2,500,000	2,426,499
Mercedes-Benz Finance North America LLC 4.8% 8/1/2029 (b)	1,800,000	1,803,317
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (b)	200,000	197,452
Volkswagen Group of America Finance LLC 4.95% 8/15/2029 (b)	920,000	915,769
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	2,500,000	2,532,017
		7,875,054
Financials - 0.6%
Capital Markets - 0.6%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	750,000	736,156
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	3,300,000	3,165,508
		3,901,664
Industrials - 0.2%
Machinery - 0.2%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	500,000	478,200
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	605,000	610,010
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	578,000	585,007
		1,673,217
TOTAL GERMANY		13,449,935
IRELAND - 0.5%
Financials - 0.5%
Consumer Finance - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	700,000	674,999
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	2,500,000	2,558,542

TOTAL IRELAND		3,233,541
JAPAN - 1.0%
Financials - 1.0%
Banks - 1.0%
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)	1,300,000	1,240,536
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	2,050,000	1,968,721
Mizuho Financial Group Inc 2.651% 5/22/2026 (c)	500,000	497,778
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026	750,000	716,039
Sumitomo Mitsui Financial Group Inc 1.474% 7/8/2025	2,500,000	2,473,162

TOTAL JAPAN		6,896,236
NETHERLANDS - 0.6%
Financials - 0.6%
Banks - 0.6%
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)	3,050,000	2,911,732
ING Groep NV 5.335% 3/19/2030 (c)	1,031,000	1,049,475

TOTAL NETHERLANDS		3,961,207
NORWAY - 0.3%
Financials - 0.3%
Banks - 0.3%
DNB Bank ASA 1.605% 3/30/2028 (b)(c)	2,250,000	2,116,131
SWITZERLAND - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
UBS Group AG 1.305% 2/2/2027 (b)(c)	1,300,000	1,260,864
UBS Group AG 3.091% 5/14/2032 (b)(c)	250,000	223,425
UBS Group AG 4.703% 8/5/2027 (b)(c)	2,500,000	2,501,223
UBS Group AG 6.373% 7/15/2026 (b)(c)	300,000	301,820

TOTAL SWITZERLAND		4,287,332
UNITED KINGDOM - 3.4%
Consumer Staples - 0.5%
Tobacco - 0.5%
BAT Capital Corp 4.7% 4/2/2027	801,000	802,162
BAT International Finance PLC 1.668% 3/25/2026	2,750,000	2,665,422
		3,467,584
Financials - 2.7%
Banks - 2.7%
Barclays PLC 2.279% 11/24/2027 (c)	1,300,000	1,248,039
Barclays PLC 2.852% 5/7/2026 (c)	750,000	747,468
Barclays PLC 5.304% 8/9/2026 (c)	2,500,000	2,506,788
Barclays PLC 5.367% 2/25/2031 (c)	1,278,000	1,292,873
HSBC Holdings PLC 4.92% 3/3/2029 (c)	1,032,000	1,034,148
HSBC Holdings PLC 5.21% 8/11/2028 (c)	2,827,000	2,854,859
HSBC Holdings PLC 5.597% 5/17/2028 (c)	2,100,000	2,133,378
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	414,000	416,957
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	901,000	916,694
NatWest Group PLC 1.642% 6/14/2027 (c)	3,300,000	3,176,958
NatWest Markets PLC 5.416% 5/17/2027 (b)	1,800,000	1,833,363
		18,161,525
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems PLC 5% 3/26/2027 (b)	587,000	592,066
BAE Systems PLC 5.125% 3/26/2029 (b)	546,000	553,011
		1,145,077
TOTAL UNITED KINGDOM		22,774,186
UNITED STATES - 24.9%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.8%
AT&T Inc 1.65% 2/1/2028	2,750,000	2,535,311
AT&T Inc 4.25% 3/1/2027	400,000	397,792
AT&T Inc 4.3% 2/15/2030	250,000	245,329
Verizon Communications Inc 2.1% 3/22/2028	500,000	465,500
Verizon Communications Inc 2.355% 3/15/2032	2,000,000	1,694,875
Verizon Communications Inc 3% 3/22/2027	78,000	75,832
		5,414,639
Media - 0.2%
Comcast Corp 2.35% 1/15/2027	500,000	481,998
Warnermedia Holdings Inc 3.755% 3/15/2027	1,000,000	976,135
Warnermedia Holdings Inc 4.054% 3/15/2029	6,000	5,700
		1,463,833
Consumer Discretionary - 1.5%
Automobiles - 0.8%
General Motors Financial Co Inc 1.25% 1/8/2026	500,000	485,334
General Motors Financial Co Inc 2.35% 2/26/2027	3,000,000	2,868,685
Hyundai Capital America 4.3% 9/24/2027 (b)	1,700,000	1,683,658
		5,037,677
Specialty Retail - 0.7%
Home Depot Inc/The 2.875% 4/15/2027	2,028,000	1,973,362
Lowe's Cos Inc 4.4% 9/8/2025	2,275,000	2,273,053
O'Reilly Automotive Inc 5.75% 11/20/2026	516,000	525,987
		4,772,402
TOTAL CONSUMER DISCRETIONARY		9,810,079

Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.4%
Dollar General Corp 4.625% 11/1/2027	2,406,000	2,406,255
Personal Care Products - 0.2%
Kenvue Inc 5.05% 3/22/2028	1,262,000	1,285,834
Tobacco - 0.2%
Philip Morris International Inc 4.75% 2/12/2027	1,503,000	1,512,512
TOTAL CONSUMER STAPLES		5,204,601

Energy - 0.6%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026	15,000	14,407
Oil, Gas & Consumable Fuels - 0.6%
MPLX LP 1.75% 3/1/2026	2,000,000	1,943,225
MPLX LP 4% 3/15/2028	760,000	745,326
ONEOK Inc 4.25% 9/24/2027	173,000	171,330
ONEOK Inc 4.4% 10/15/2029	180,000	176,645
Williams Cos Inc/The 4.8% 11/15/2029	914,000	914,087
		3,950,613
TOTAL ENERGY		3,965,020

Financials - 16.2%
Banks - 8.0%
Bank of America Corp 1.197% 10/24/2026 (c)	500,000	489,376
Bank of America Corp 1.734% 7/22/2027 (c)	500,000	480,947
Bank of America Corp 2.551% 2/4/2028 (c)	850,000	818,040
Bank of America Corp 2.651% 3/11/2032 (c)	2,750,000	2,422,876
Bank of America Corp 4.827% 7/22/2026 (c)	2,500,000	2,501,065
Bank of America Corp 4.948% 7/22/2028 (c)	3,750,000	3,775,481
Citigroup Inc 1.122% 1/28/2027 (c)	3,000,000	2,906,072
Citigroup Inc 3.07% 2/24/2028 (c)	3,000,000	2,911,145
Citigroup Inc 3.106% 4/8/2026 (c)	1,100,000	1,098,100
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	2,261,000	2,248,211
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	3,080,000	2,938,670
JPMorgan Chase & Co 2.083% 4/22/2026 (c)	500,000	498,119
JPMorgan Chase & Co 2.58% 4/22/2032 (c)	3,000,000	2,635,289
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	3,318,000	3,216,541
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	350,000	342,301
JPMorgan Chase & Co 4.851% 7/25/2028 (c)	3,750,000	3,766,037
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	1,160,000	1,181,805
KeyBank NA/Cleveland OH 4.15% 8/8/2025	250,000	249,381
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	1,020,000	1,029,574
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	1,020,000	1,039,372
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	773,000	739,747
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	590,000	599,218
Truist Financial Corp 4.26% 7/28/2026 (c)	2,960,000	2,955,211
Wells Fargo & Co 2.188% 4/30/2026 (c)	2,676,000	2,665,171
Wells Fargo & Co 3.526% 3/24/2028 (c)	3,288,000	3,215,149
Wells Fargo & Co 4.808% 7/25/2028 (c)	1,250,000	1,252,533
Wells Fargo & Co 4.9% 1/24/2028 (c)	1,336,000	1,342,739
Wells Fargo & Co 5.244% 1/24/2031 (c)	937,000	952,348
Wells Fargo Bank NA 5.254% 12/11/2026	1,800,000	1,827,120
		52,097,638
Capital Markets - 4.9%
Athene Global Funding 1.73% 10/2/2026 (b)	573,000	547,692
Athene Global Funding 4.721% 10/8/2029 (b)	1,400,000	1,382,081
Athene Global Funding 5.38% 1/7/2030 (b)	2,000,000	2,025,932
Athene Global Funding 5.516% 3/25/2027 (b)	2,000,000	2,031,804
Athene Global Funding 5.583% 1/9/2029 (b)	505,000	516,598
GA Global Funding Trust 5.4% 1/13/2030 (b)	1,173,000	1,198,347
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	2,563,000	2,466,357
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	2,500,000	2,490,797
Intercontinental Exchange Inc 3.75% 9/21/2028	125,000	121,709
Intercontinental Exchange Inc 4% 9/15/2027	1,981,000	1,957,831
Intercontinental Exchange Inc 4.35% 6/15/2029	2,500,000	2,478,385
Morgan Stanley 2.188% 4/28/2026 (c)	750,000	747,075
Morgan Stanley 2.239% 7/21/2032 (c)	2,750,000	2,340,646
Morgan Stanley 3.591% 7/22/2028 (c)	1,050,000	1,021,331
Morgan Stanley 4.679% 7/17/2026 (c)	1,842,000	1,841,571
Morgan Stanley 5.042% 7/19/2030 (c)	1,800,000	1,814,392
Morgan Stanley 5.23% 1/15/2031 (c)	1,311,000	1,331,217
S&P Global Inc 2.45% 3/1/2027	2,814,000	2,709,976
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	1,469,000	1,479,474
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	1,232,000	1,242,207
State Street Corp 4.53% 2/20/2029 (c)	1,015,000	1,015,120
		32,760,542
Consumer Finance - 1.0%
American Express Co 2.55% 3/4/2027	54,000	52,087
American Express Co 5.085% 1/30/2031 (c)	450,000	455,602
Capital One Financial Corp 1.878% 11/2/2027 (c)	3,400,000	3,242,445
Capital One Financial Corp 4.985% 7/24/2026 (c)	2,701,000	2,704,357
Toyota Motor Credit Corp 4.55% 8/9/2029	240,000	240,171
		6,694,662
Financial Services - 0.5%
Corebridge Financial Inc 3.65% 4/5/2027	2,762,000	2,710,237
Corebridge Global Funding 4.9% 1/7/2028 (b)	820,000	827,012
		3,537,249
Insurance - 1.8%
Arthur J Gallagher & Co 4.6% 12/15/2027	1,120,000	1,121,421
Arthur J Gallagher & Co 4.85% 12/15/2029	103,000	103,416
Equitable Financial Life Global Funding 1.4% 8/27/2027 (b)	700,000	647,711
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	799,000	763,345
Jackson National Life Global Funding 4.6% 10/1/2029 (b)	1,897,000	1,874,485
Jackson National Life Global Funding 5.35% 1/13/2030 (b)	1,004,000	1,025,413
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	586,000	597,199
MassMutual Global Funding II 4.85% 1/17/2029 (b)	2,100,000	2,127,409
MassMutual Global Funding II 5.1% 4/9/2027 (b)	1,834,000	1,861,129
Metropolitan Tower Global Funding 4% 10/1/2027 (b)	606,000	598,777
RGA Global Funding 2% 11/30/2026 (b)	30,000	28,740
RGA Global Funding 5.448% 5/24/2029 (b)	1,055,000	1,083,444
		11,832,489
TOTAL FINANCIALS		106,922,580

Health Care - 0.7%
Biotechnology - 0.0%
Amgen Inc 5.15% 3/2/2028	378,000	384,267
Health Care Providers & Services - 0.4%
CVS Health Corp 4.3% 3/25/2028	110,000	108,326
Humana Inc 3.7% 3/23/2029	2,500,000	2,393,012
		2,501,338
Pharmaceuticals - 0.3%
Bristol-Myers Squibb Co 4.9% 2/22/2027	1,158,000	1,171,122
Bristol-Myers Squibb Co 4.9% 2/22/2029	846,000	858,977
		2,030,099
TOTAL HEALTH CARE		4,915,704

Industrials - 1.3%
Aerospace & Defense - 0.2%
Boeing Co 5.04% 5/1/2027	500,000	501,827
Boeing Co 6.259% 5/1/2027	150,000	154,093
RTX Corp 3.95% 8/16/2025	116,000	115,639
RTX Corp 5.75% 1/15/2029	366,000	380,814
RTX Corp 5.75% 11/8/2026	778,000	793,061
		1,945,434
Machinery - 0.7%
Ingersoll Rand Inc 5.176% 6/15/2029	2,100,000	2,142,424
Ingersoll Rand Inc 5.197% 6/15/2027	2,100,000	2,129,362
Parker-Hannifin Corp 4.25% 9/15/2027	217,000	216,097
		4,487,883
Trading Companies & Distributors - 0.4%
Air Lease Corp 2.2% 1/15/2027	2,530,000	2,420,946
TOTAL INDUSTRIALS		8,854,263

Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 5.05% 4/5/2027	298,000	301,637
Amphenol Corp 5.05% 4/5/2029	430,000	438,353
		739,990
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 4.15% 2/15/2028	1,488,000	1,472,779
Broadcom Inc 5.05% 7/12/2029	1,365,000	1,383,885
		2,856,664
Software - 0.6%
Roper Technologies Inc 1% 9/15/2025	2,076,000	2,035,958
Roper Technologies Inc 1.75% 2/15/2031	750,000	629,764
Roper Technologies Inc 4.5% 10/15/2029	603,000	600,421
		3,266,143
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	821,000	817,281
TOTAL INFORMATION TECHNOLOGY		7,680,078

Utilities - 1.6%
Electric Utilities - 1.4%
Alabama Power Co 3.05% 3/15/2032	2,526,000	2,260,679
Duke Energy Carolinas LLC 4.85% 3/15/2030	824,000	833,442
Duke Energy Corp 4.3% 3/15/2028	1,341,000	1,330,900
Eversource Energy 0.8% 8/15/2025	43,000	42,217
Exelon Corp 2.75% 3/15/2027	1,006,000	970,023
Exelon Corp 5.15% 3/15/2029	381,000	386,890
Georgia Power Co 4.65% 5/16/2028	948,000	952,530
Southern Co/The 3.25% 7/1/2026	500,000	491,792
Southern Co/The 5.5% 3/15/2029	900,000	927,325
Virginia Electric and Power Co 2.4% 3/30/2032	500,000	427,915
		8,623,713
Multi-Utilities - 0.2%
DTE Energy Co 4.95% 7/1/2027	574,000	578,561
DTE Energy Co 5.2% 4/1/2030	908,000	920,874
		1,499,435
TOTAL UTILITIES		10,123,148

TOTAL UNITED STATES		164,353,945
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $230,532,057)		232,683,344

U.S. Government Agency - Mortgage Securities - 1.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.7%
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2032	1,713,335	1,593,872
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	115,644	112,413
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2032	1,001,287	943,824
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	120,586	118,143
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2029	296,034	288,257
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	301,282	287,981
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	29,633	28,726
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	77,539	74,956
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2036	288,008	271,367
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	52,234	50,824
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	61,278	58,989
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	353,109	340,673
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	20,340	19,732
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2036	1,639,152	1,554,688
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2035	1,237,970	1,179,208
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	60,305	58,544
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	508,194	489,520
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	125,718	121,571
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2030	135,248	133,265
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2028	3,866	3,813
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2033	259,822	255,566
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2029	145,975	143,953
Freddie Mac Gold Pool 2.5% 1/1/2028	111,743	109,547
Freddie Mac Gold Pool 2.5% 3/1/2032	1,548,000	1,474,673
Freddie Mac Gold Pool 3% 10/1/2035	82,574	78,518
Freddie Mac Gold Pool 3% 12/1/2030	15,235	14,763
Freddie Mac Gold Pool 3% 12/1/2032	1,022,706	985,025
Freddie Mac Gold Pool 3% 2/1/2033	14,154	13,731
Freddie Mac Gold Pool 3% 3/1/2033	48,057	46,230
Freddie Mac Gold Pool 3% 7/1/2032	349,303	336,947
TOTAL UNITED STATES		11,189,319
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $11,207,677)		11,189,319

U.S. Treasury Obligations - 47.8%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Notes 2.75% 8/15/2032	3.36 to 4.09	5,035,500	4,594,303
US Treasury Notes 3.5% 9/30/2029	4.01 to 4.31	9,401,800	9,202,012
US Treasury Notes 3.875% 11/30/2027	3.78 to 4.01	15,500,000	15,458,223
US Treasury Notes 4% 1/31/2029	3.89	11,212,000	11,211,124
US Treasury Notes 4% 2/15/2034	4.25 to 4.39	12,372,100	12,203,434
US Treasury Notes 4% 2/29/2028	4.16	10,368,800	10,374,875
US Treasury Notes 4.125% 10/31/2027	4.23 to 4.26	17,561,900	17,627,757
US Treasury Notes 4.125% 3/31/2029	3.74 to 4.52	50,769,500	50,991,617
US Treasury Notes 4.125% 7/31/2028	4.18 to 4.19	7,000,000	7,032,538
US Treasury Notes 4.25% 2/28/2029	4.20 to 4.31	61,000,000	61,545,664
US Treasury Notes 4.375% 11/30/2028	4.30 to 4.31	14,000,000	14,181,016
US Treasury Notes 4.375% 5/15/2034	4.57	2,027,200	2,055,865
US Treasury Notes 4.5% 4/15/2027	3.83 to 4.80	24,733,600	24,985,767
US Treasury Notes 4.625% 4/30/2029	4.36 to 4.72	24,600,100	25,177,626
US Treasury Notes 4.625% 4/30/2031	3.65 to 4.64	16,100,600	16,576,700
US Treasury Notes 4.875% 10/31/2028	4.52 to 4.81	32,595,500	33,558,086
TOTAL U.S. TREASURY OBLIGATIONS (Cost $314,095,762)			316,776,607

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $8,575,114)	4.35	8,573,399	8,575,114

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $657,231,976)	663,321,461
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(829,071)
NET ASSETS - 100.0%	662,492,390

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,857,746 or 11.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,063,630	73,524,355	67,012,871	112,263	-	-	8,575,114	8,573,399	0.0%
Total	2,063,630	73,524,355	67,012,871	112,263	-	-	8,575,114	8,573,399

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	76,805,113	-	76,805,113	-

Collateralized Mortgage Obligations	4,083,697	-	4,083,697	-

Commercial Mortgage Securities	13,208,267	-	13,208,267	-

Non-Convertible Corporate Bonds
Communication Services	6,896,919	-	6,896,919	-
Consumer Discretionary	17,685,133	-	17,685,133	-
Consumer Staples	8,672,185	-	8,672,185	-
Energy	7,129,169	-	7,129,169	-
Financials	156,460,971	-	156,460,971	-
Health Care	4,915,704	-	4,915,704	-
Industrials	13,120,037	-	13,120,037	-
Information Technology	7,680,078	-	7,680,078	-
Utilities	10,123,148	-	10,123,148	-

U.S. Government Agency - Mortgage Securities	11,189,319	-	11,189,319	-

U.S. Treasury Obligations	316,776,607	-	316,776,607	-

Money Market Funds	8,575,114	8,575,114	-	-
Total Investments in Securities:	663,321,461	8,575,114	654,746,347	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $648,656,862)	$654,746,347
Fidelity Central Funds (cost $8,575,114)	8,575,114

Total Investment in Securities (cost $657,231,976)		$663,321,461
Receivable for investments sold		10,103,125
Interest receivable		5,452,542
Distributions receivable from Fidelity Central Funds		21,381
Total assets		678,898,509
Liabilities
Payable for investments purchased	$16,406,119
Total liabilities		16,406,119
Net Assets		$662,492,390
Net Assets consist of:
Paid in capital		$670,596,822
Total accumulated earnings (loss)		(8,104,432)
Net Assets		$662,492,390
Net Asset Value, offering price and redemption price per share ($662,492,390 ÷ 72,247,146 shares)		$9.17
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$15,049,103
Income from Fidelity Central Funds		112,263
Total income		15,161,366
Expenses
Independent trustees' fees and expenses	$919
Total expenses before reductions	919
Expense reductions	(495)
Total expenses after reductions		424
Net Investment income (loss)		15,160,942
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	161,289
Total net realized gain (loss)		161,289
Change in net unrealized appreciation (depreciation) on investment securities		(3,810,063)
Net gain (loss)		(3,648,774)
Net increase (decrease) in net assets resulting from operations		$11,512,168
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,160,942	$30,839,782
Net realized gain (loss)	161,289	(5,429,009)
Change in net unrealized appreciation (depreciation)	(3,810,063)	22,319,879
Net increase (decrease) in net assets resulting from operations	11,512,168	47,730,652
Distributions to shareholders	(15,126,736)	(30,811,127)

Share transactions
Proceeds from sales of shares	5,940,000	50,575,400
Reinvestment of distributions	15,126,736	30,811,127
Cost of shares redeemed	(46,530,000)	(107,935,000)

Net increase (decrease) in net assets resulting from share transactions	(25,463,264)	(26,548,473)
Total increase (decrease) in net assets	(29,077,832)	(9,628,948)

Net Assets
Beginning of period	691,570,222	701,199,170
End of period	$662,492,390	$691,570,222

Other Information
Shares
Sold	650,430	5,621,938
Issued in reinvestment of distributions	1,653,376	3,403,979
Redeemed	(5,109,542)	(11,839,625)
Net increase (decrease)	(2,805,736)	(2,813,708)

Financial Highlights
Fidelity® Education Fund

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$9.21	$9.01	$9.25	$10.05	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.205	.401	.360	.224	.036
Net realized and unrealized gain (loss)	(.041)	.199	(.240)	(.858)	.052
Total from investment operations	.164	.600	.120	(.634)	.088
Distributions from net investment income	(.204)	(.400)	(.360)	(.153)	(.038)
Distributions from net realized gain	-	-	-	(.013)	-
Total distributions	(.204)	(.400)	(.360)	(.166)	(.038)
Net asset value, end of period	$9.17	$9.21	$9.01	$9.25	$10.05
Total Return D,E	1.81%	6.83%	1.34%	(6.34)%	.89%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-% I	-%	-%	-%	-% I
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-% I
Expenses net of all reductions H	-% I	-%	-%	-%	-% I
Net investment income (loss)	4.52% I	4.43%	3.95%	2.40%	.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$662,492	$691,570	$701,199	$230,758	$30,938
Portfolio turnover rate J	37 % I	77%	73%	80%	87% K,L

AFor the period March 16, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Education Fund (the Fund) (formerly Fidelity Education Income Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares are offered only to Fidelity managed 529 plans.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,136,161
Gross unrealized depreciation	(1,046,676)
Net unrealized appreciation (depreciation)	$6,089,485
Tax cost	$657,231,976

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(8,311,237)
Long-term	(6,095,656)
Total capital loss carryforward	$(14,406,893)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Education Fund	37,716,382	45,454,663
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $495.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Education Fund (formerly Fidelity Education Income Fund)
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for 529 plans managed by Fidelity and ultimately to enhance the performance of those 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9901558.103
EDI-SANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2025